COMMITMENTS AND CONTINGENCIES	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
COMMITMENTS AND CONTINGENCIES

NOTE 8. COMMITMENTS AND CONTINGENCIES

Registration right and Shareholder Rights

The holders of the Founder Shares, Private Placement Warrants, warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration rights agreement that was signed on the effective date of the IPO, requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting agreement

The Company granted the underwriters a 45-day option from the date of the IPO to purchase up to 3,000,000 additional Units to cover over-allotments at the IPO price less the underwriting discount. The underwriters partially exercised the over-allotment option, generating an additional $2,000,000 in gross proceeds. As a result of the over-allotment being exercised in part, the Sponsor forfeited 700,000 Founder Shares back to the Company.

The underwriters were paid a cash underwriting discount of $2,525,000 in the aggregate at the closing of the IPO. In addition, $0.35 per Unit, or $7,070,000 in the aggregate is payable to the underwriters for deferred underwriting commissions. The deferred fee is payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Legal Agreement

The Company has a contingent fee arrangement with their legal counsel, in which the deferred fee is payable to the Company’s legal counsel solely in the event that the Company completes a Business Combination.

Right of First Refusal

Subject to certain conditions, the Company granted Maxim, for a period beginning on the closing of the IPO, and ending on the earlier of 18 months after the date of the consummation of the Business Combination and February 7, 2025, the three year anniversary of the effective date of the registration statement filed in connection with the IPO (the “S-1 Effective Date”), a right of first refusal to act as book-running managing underwriter or placement agent for any and all future public and private equity, convertible and debt offerings for us or any of our successors or subsidiaries. In accordance with FINRA Rule 5110(g)(6), such right of first refusal shall not have a duration of more than three years from the commencement of sales of securities in the IPO.

Representative’s Ordinary Shares

The Company issued to Maxim and/or its designees, 303,000 Class A ordinary shares upon the consummation of the IPO. Maxim has agreed not to transfer, assign or sell any such shares until the completion of the Company’s initial Business Combination. In addition, Maxim has agreed (i) to waive its redemption rights with respect to such shares in connection with the completion of the Company’s initial business combination and (ii) to waive its rights to liquidating distributions from the trust account with respect to such shares if the Company fails to complete its initial business combination within 12 months (or up to 18 months if we extend the period of time to consummate a business combination by the full amount of time) from the closing of the IPO.

The shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the S-1 Effective Date. Pursuant to FINRA Rule 5110(e)(1), these securities will not be the subject of any hedging, short sale, derivative, put or call transaction nor may they be sold, transferred, assigned, pledged or hypothecated for a period of 180 days immediately following the commencement of sales of securities in the IPO, except to any underwriter and selected dealer participating in the offering and their officers or partners, associated persons or affiliates.

NOTE 8. COMMITMENTS AND CONTINGENCIES

Registration right and Shareholder Rights

The holders of the Founder Shares, Private Placement Warrants, warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration rights agreement that was signed on the effective date of the IPO, requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting agreement

The Company granted the underwriters a 45-day option from the date of the IPO to purchase up to 3,000,000 additional Units to cover over-allotments at the IPO price less the underwriting discount. The underwriters partially exercised the over-allotment option, generating an additional $2,000,000 in gross proceeds. As a result of the over-allotment being exercised in part, the Sponsor forfeited 700,000 Founder Shares back to the Company.

The underwriters were paid a cash underwriting fee of $2,525,000 in the aggregate at the closing of the IPO. In addition, $0.35 per Unit, or $7,070,000 in the aggregate is payable to the underwriters for deferred underwriting commissions. The deferred fee is payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Legal Agreement

The Company has a contingent fee arrangement with their legal counsel, in which the deferred fee is payable to the Company’s legal counsel solely in the event that the Company completes a Business Combination.

Right of First Refusal

Subject to certain conditions, the Company granted Maxim, for a period beginning on the closing of the IPO, and ending on the earlier of 18 months after the date of the consummation of the Business Combination and February 7, 2025, the three year anniversary of the effective date of the registration statement filed in connection with the IPO (the “S-1 Effective Date”), a right of first refusal to act as book-running managing underwriter or placement agent for any and all future public and private equity, convertible and debt offerings for us or any of our successors or subsidiaries. In accordance with FINRA Rule 5110(g)(6), such right of first refusal shall not have a duration of more than three years from the commencement of sales of securities in the IPO.

Representative’s Ordinary Shares

The Company issued to Maxim and/or its designees, 303,000 Class A ordinary shares upon the consummation of the IPO. Maxim has agreed not to transfer, assign or sell any such shares until the completion of the Company’s initial Business Combination. In addition, Maxim has agreed (i) to waive its redemption rights with respect to such shares in connection with the completion of the Company’s initial business combination and (ii) to waive its rights to liquidating distributions from the trust account with respect to such shares if the Company fails to complete its initial business combination within 12 months (or up to 18 months if we extend the period of time to consummate a business combination by the full amount of time) from the closing of the IPO.

The shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the S-1 Effective Date. Pursuant to FINRA Rule 5110(e)(1), these securities will not be the subject of any hedging, short sale, derivative, put or call transaction nor may they be sold, transferred, assigned, pledged or hypothecated for a period of 180 days immediately following the commencement of sales of securities in the IPO, except to any underwriter and selected dealer participating in the offering and their officers or partners, associated persons or affiliates.

DIH Holding US, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
COMMITMENTS AND CONTINGENCIES

15. Commitments and Contingencies

From time to time, the Company may be involved in lawsuits, claims, investigations, and proceedings, consisting of intellectual property, commercial, employment, and other matters, which arise in the ordinary course of business. In accordance with ASC 450, Contingencies, the Company make a provision for a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

The Company is not presently a party to any litigation the outcome of which, it believes, if determined adversely to the Company, would individually or taken together, have a material adverse effect on the Company’s business, operating results, cash flows or financial condition. The Company has determined that the existence of a material loss is neither probable nor reasonably possible.

15. Commitments and Contingencies

From time to time, the Company may be involved in lawsuits, claims, investigations, and proceedings, consisting of intellectual property, commercial, employment, and other matters, which arise in the ordinary course of business. In accordance with ASC 450, Contingencies, the Company make a provision for a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

The Company is not presently a party to any litigation the outcome of which, it believes, if determined adversely to the Company, would individually or taken together, have a material adverse effect on the Company’s business, operating results, cash flows or financial condition. The Company has determined that the existence of a material loss is neither probable nor reasonably possible.